TAXES ON INCOME (Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes On Income Roll Forward Of Valuation Allowance Details Abstract
Balance	$ 49,790	$ 47,912	$ 44,694
Additions	8,714	1,878	3,218
Balance	$ 58,504	$ 49,790	$ 47,912